Concession Financial Assets and Liabilities - Summary of Changes in Concession Financial Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Additions	R$ 25	R$ 2,271	R$ 146
Transfers		(165)
Amounts received	(234)	(314)
Monetary updating	317	352
Adjustment of BRR of Transmission Assets (Note 26)	(149)
Infrastructure [Member]
Disclosure of financial assets [line items]
Beginning Balance	5,303	2,184	7,216
Additions	25	55	146
Transfers of indemnity - plants not renewed	1,082
Addition - Grant Fee - Plants		2,216
Disposals	(2)	(3)	(37)
Transfer from Financial assets to Intangible assets on renewal of concessions			(7,162)
Transfers			806
Generation residual value receivable			546
Amounts received	(496)	(331)	(10)
Transfers between PP&E, Financial assets and Intangible Assets	148	71
Monetary updating	541	751
Updating of the Concession Grant Fee		352
Adjustment of expectation of cash flow from the Concession financial assets	63	8	578
Updating of residual value of assets			101
Adjustment of BRR of Transmission Assets (Note 26)	149
Adjustment on indemnities of plants not renewed (Ministerial Order 291) - including financial updating	271
Ending Balance	7,084	5,303	2,184
Infrastructure [Member] | Transmission [member]
Disclosure of financial assets [line items]
Beginning Balance	2,287	1,501	1,272
Additions	25	54	146
Disposals	(2)	(3)	(6)
Transfers			(2)
Amounts received	(264)	(16)	(10)
Transfers between PP&E, Financial assets and Intangible Assets	2
Monetary updating	224	751
Adjustment of expectation of cash flow from the Concession financial assets	54
Updating of residual value of assets			101
Adjustment of BRR of Transmission Assets (Note 26)	149
Ending Balance	2,475	2,287	1,501
Infrastructure [Member] | Generation [member]
Disclosure of financial assets [line items]
Beginning Balance	2,800	546
Additions		1
Transfers of indemnity - plants not renewed	1,082
Addition - Grant Fee - Plants		2,216
Generation residual value receivable			546
Amounts received	(232)	(315)
Monetary updating	317
Updating of the Concession Grant Fee		352
Adjustment on indemnities of plants not renewed (Ministerial Order 291) - including financial updating	271
Ending Balance	4,238	2,800	546
Infrastructure [Member] | Distribution [member]
Disclosure of financial assets [line items]
Beginning Balance	216	137	5,944
Disposals			(31)
Transfer from Financial assets to Intangible assets on renewal of concessions			(7,162)
Transfers			808
Transfers between PP&E, Financial assets and Intangible Assets	146	71
Adjustment of expectation of cash flow from the Concession financial assets	9	8	578
Ending Balance	R$ 371	R$ 216	R$ 137